Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Contracts [Abstract]
Schedule of Weighted Average of Discount Curves
The following table provides a weighted average summary of the discount curves used to present value cash flows that do not vary based on the returns on underlying items for all major products by business group:

As at December 31,		2024					2023
		1 year	5 years	10 years	30 years	Ultimate	1 year	5 years	10 years	30 years	Ultimate
Canada	CAD	3.92%	4.02%	4.33%	4.48%	4.95%	5.51%	4.67%	4.59%	4.46%	4.95%
U.S.	USD	5.32%	5.45%	5.57%	5.98%	4.95%	5.84%	5.12%	5.04%	5.05%	4.95%
Asia	USD	5.40%	5.37%	5.99%	5.76%	4.95%	5.89%	5.06%	5.37%	5.48%	4.95%

Schedule of Changes in Net Liabilities for Insurance Contracts Issued by Measurement Component
The following table shows the changes in net liabilities for insurance contracts issued by measurement component:

For the years ended and as at December 31,		2024			2023
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Insurance contracts, beginning of year:
Insurance contract liabilities — non-PAA	$99,420	$7,388	$11,597	$118,405	$96,623	$6,847	$10,901	$114,371
Insurance contract liabilities — PAA	16,436	828	—	17,264	16,087	836	—	16,923
Insurance contract assets — non-PAA	(578)	146	248	(184)	(195)	51	69	(75)
Insurance contract assets — PAA	—	—	—	—	—	—	—	—
Net balances, beginning of year	$115,278	$8,362	$11,845	$135,485	$112,515	$7,734	$10,970	$131,219
Changes related to current service:
CSM recognized for services provided	—	—	(1,117)	(1,117)	—	—	(923)	(923)
Risk adjustment recognized for non-financial risk expired	—	(596)	—	(596)	—	(545)	—	(545)
Income taxes specifically chargeable to the policyholder	(26)	—	—	(26)	(5)	—	—	(5)
Experience adjustments	176	—	—	176	169	—	—	169
Total changes related to current service	150	(596)	(1,117)	(1,563)	164	(545)	(923)	(1,304)
Changes related to future service:
Changes in estimates that adjust CSM(1)	(508)	34	474	—	(1,206)	292	914	—
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	81	72	—	153	33	9	—	42
Contracts initially recognized in the year	(1,859)	530	1,448	119	(1,702)	513	1,259	70
Total changes related to future service	(2,286)	636	1,922	272	(2,875)	814	2,173	112
Changes related to past service — Adjustments to FCF for incurred claims	8	(2)	—	6	(39)	(12)	—	(51)
Insurance service result	(2,128)	38	805	(1,285)	(2,750)	257	1,250	(1,243)
Insurance finance (income) expenses from insurance contracts issued	4,149	290	(97)	4,342	8,131	525	(8)	8,648
Total changes recognized in income	2,021	328	708	3,057	5,381	782	1,242	7,405
Foreign currency translation	3,524	235	475	4,234	(898)	(54)	(106)	(1,058)
Total changes recognized in income and OCI	5,545	563	1,183	7,291	4,483	728	1,136	6,347
Cash flows:
Premiums received	16,055	—	—	16,055	14,798	—	—	14,798
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	—	—	(13,138)	(11,809)	—	—	(11,809)
Insurance acquisition cash flows	(1,257)	—	—	(1,257)	(2,034)	—	—	(2,034)
Fees received from segregated funds	419	—	—	419	422	—	—	422
Other	1,096	—	—	1,096	393	—	—	393
Total cash flows	3,175	—	—	3,175	1,770	—	—	1,770
Dispositions (Note 3)	—	—	—	—	(3,885)	(92)	(261)	(4,238)
Contracts modified(1)	—	—	—	—	46	—	—	46
Changes in PAA balance	925	38	—	963	349	(8)	—	341
Net balances, end of year	$124,923	$8,963	$13,028	$146,914	$115,278	$8,362	$11,845	$135,485
Insurance contracts, end of year:
Insurance contract liabilities — non-PAA(2)	$108,232	$7,948	$12,733	$128,913	$99,420	$7,388	$11,597	$118,405
Insurance contract liabilities — PAA	17,490	866	—	18,356	16,436	828	—	17,264
Insurance contract assets — non-PAA	(670)	149	295	(226)	(578)	146	248	(184)
Insurance contract assets — PAA	(129)	—	—	(129)	—	—	—	—
Net balances, end of year	$124,923	$8,963	$13,028	$146,914	$115,278	$8,362	$11,845	$135,485

(1)    Reflective of a contract modification in 2023, resulting in the recognition of CSM related to a health contract in Asia Hong Kong.
(2)    Includes liabilities of $(325) as at December 31, 2024 (December 31, 2023 — $(105)) for segregated fund insurance contracts that are not backed by the related Investments for account of segregated fund holders.
The following table shows the changes in net liabilities for remaining coverage and incurred claims for insurance contracts issued:

	Liability for remaining coverage		Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2024	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract liabilities, beginning of year	$117,440	$358	$1,195	$15,848	$828	$135,669
Insurance contract assets, beginning of year	2,516	—	(2,700)	—	—	(184)
Net balances, beginning of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Insurance revenue	(22,637)	—	—	—	—	(22,637)
Insurance service expenses:
Incurred claims and other expenses	—	(57)	5,075	14,897	248	20,163
Amortization of insurance acquisition cash flows	341	—	—	—	—	341
Changes related to future service (losses on onerous groups and reversals of such losses)	—	266	—	—	—	266
Changes related to past service (changes in FCF related to liability for incurred claims)	—	—	59	(2,208)	(248)	(2,397)
Total insurance service expenses	341	209	5,134	12,689	—	18,373
Insurance service result	(22,296)	209	5,134	12,689	—	(4,264)
Insurance finance (income) expenses	4,262	17	70	755	35	5,139
Total changes recognized in income	(18,034)	226	5,204	13,444	35	875
Foreign currency translation	4,262	5	(115)	490	3	4,645
Total changes recognized in income and OCI	(13,772)	231	5,089	13,934	38	5,520
Cash flows:
Premiums received	34,027	—	—	—	—	34,027
Amounts paid to policyholders and other insurance service expenses paid	—	—	(13,138)	(15,305)	—	(28,443)
Insurance acquisition cash flows	(1,259)	—	—	—	—	(1,259)
Fees received from segregated funds	419	—	—	—	—	419
Other	1,413	—	(299)	51	—	1,165
Total cash flows	34,600	—	(13,437)	(15,254)	—	5,909
Investment component excluded from insurance revenue and insurance service expense	(10,924)	—	8,349	2,575	—	—
Net balances, end of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914
Insurance contract liabilities, end of year	$127,878	$579	$1,077	$16,869	$866	$147,269
Insurance contract assets, end of year	1,982	10	(2,581)	234	—	(355)
Net balances, end of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914

Liability for remaining coverage			Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2023	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract liabilities, beginning of year	$113,237	$185	$1,803	$15,233	$836	$131,294
Insurance contract assets, beginning of year	(118)	19	24	—	—	(75)
Net balances, beginning of year	$113,119	$204	$1,827	$15,233	$836	$131,219
Insurance revenue	(21,356)	—	—	—	—	(21,356)
Insurance service expenses:
Incurred claims and other expenses	—	23	4,919	11,806	105	16,853
Amortization of insurance acquisition cash flows	202	—	—	—	—	202
Changes related to future service (losses on onerous groups and reversals of such losses)	—	126	—	—	—	126
Changes related to past service (changes in FCF related to liability for incurred claims)	—	—	(51)	309	(163)	95
Total insurance service expenses	202	149	4,868	12,115	(58)	17,276
Insurance service result	(21,154)	149	4,868	12,115	(58)	(4,080)
Insurance finance (income) expenses	8,652	7	(31)	994	53	9,675
Total changes recognized in income	(12,502)	156	4,837	13,109	(5)	5,595
Foreign currency translation	(1,071)	(2)	43	(161)	(3)	(1,194)
Total changes recognized in income and OCI	(13,573)	154	4,880	12,948	(8)	4,401
Cash flows:
Premiums received	31,876	—	—	—	—	31,876
Amounts paid to policyholders and other insurance service expenses paid	—	—	(11,878)	(14,078)	—	(25,956)
Insurance acquisition cash flows	(2,061)	—	—	—	—	(2,061)
Fees received from segregated funds	422	—	—	—	—	422
Other	794	—	(428)	27	—	393
Total cash flows	31,031	—	(12,306)	(14,051)	—	4,674
Investment component excluded from insurance revenue and insurance service expense	(9,443)	—	7,164	2,279	—	—
Dispositions (Note 3)	(1,178)	—	(3,070)	(561)	—	(4,809)
Net balances, end of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Insurance contract liabilities, end of year	$117,440	$358	$1,195	$15,848	$828	$135,669
Insurance contract assets, end of year	2,516	—	(2,700)	—	—	(184)
Net balances, end of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
The following table shows the changes in net assets for reinsurance contracts held by measurement component:

For the years ended and as at December 31,		2024			2023
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Reinsurance contract held, beginning of year:
Reinsurance contract held assets — non-PAA	$3,848	$1,431	$174	$5,453	$4,061	$1,450	$163	$5,674
Reinsurance contract held assets — PAA	324	17	—	341	440	1	—	441
Reinsurance contract held liabilities — non-PAA	(2,355)	847	(115)	(1,623)	(2,275)	771	(58)	(1,562)
Reinsurance contract held liabilities — PAA	—	—	—	—	(49)	8	—	(41)
Net balances, beginning of year	$1,817	$2,295	$59	$4,171	$2,177	$2,230	$105	$4,512
Changes related to current service:
CSM recognized for services received	—	—	18	18	—	—	(4)	(4)
Risk adjustment recognized for non-financial risk expired	—	(174)	—	(174)	—	(148)	—	(148)
Experience adjustments	151	—	—	151	137	—	—	137
Total changes related to current service	151	(174)	18	(5)	137	(148)	(4)	(15)
Changes related to future service:
Changes in estimates that adjust CSM	490	(130)	(360)	—	68	(52)	(16)	—
Loss recoveries at initial recognition of onerous underlying contracts	—	—	44	44	—	—	35	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	113	1	(47)	67	(6)	23	(4)	13
Contracts initially recognized in the year	(56)	120	(64)	—	(45)	102	(57)	—
Total changes related to future service	547	(9)	(427)	111	17	73	(42)	48
Changes related to past service — Adjustments to FCF for incurred claims	7	4	—	11	(38)	(9)	—	(47)
Reinsurance contract held net income (expense)	705	(179)	(409)	117	116	(84)	(46)	(14)
Insurance finance income (expenses) from reinsurance contracts held	(139)	192	(1)	52	(120)	164	1	45
Total changes recognized in income	566	13	(410)	169	(4)	80	(45)	31
Foreign currency translation	286	51	13	350	(81)	(14)	(2)	(97)
Total changes recognized in income and OCI	852	64	(397)	519	(85)	66	(47)	(66)
Cash flows:
Premiums paid	1,407	—	—	1,407	1,525	—	—	1,525
Amounts recovered from reinsurers	(1,508)	—	—	(1,508)	(1,434)	—	—	(1,434)
Other	(164)	—	—	(164)	(279)	—	—	(279)
Total cash flows	(265)	—	—	(265)	(188)	—	—	(188)
Dispositions (Note 3)	—	—	—	—	(25)	(9)	1	(33)
Contracts modified	—	—	—	—	5	—	—	5
Changes in PAA balance	68	—	—	68	(67)	8	—	(59)
Net balances, end of year	$2,472	$2,359	$(338)	$4,493	$1,817	$2,295	$59	$4,171
Reinsurance contract held, end of year:
Reinsurance contract held assets — non-PAA	$4,292	$1,487	$130	$5,909	$3,848	$1,431	$174	$5,453
Reinsurance contract held assets — PAA	392	17	—	409	324	17	—	341
Reinsurance contract held liabilities — non-PAA	(2,212)	855	(468)	(1,825)	(2,355)	847	(115)	(1,623)
Reinsurance contract held liabilities — PAA	—	—	—	—	—	—	—	—
Net balances, end of year	$2,472	$2,359	$(338)	$4,493	$1,817	$2,295	$59	$4,171
The following table shows the changes in net assets for remaining coverage and incurred claims for reinsurance contracts held:

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2024	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract held assets, beginning of year	$5,019	$56	$383	$319	$17	$5,794
Reinsurance contract held liabilities, beginning of year	(1,599)	2	(26)	—	—	(1,623)
Net balances, beginning of year	$3,420	$58	$357	$319	$17	$4,171
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(2,064)	92	1,339	717	1	85
Changes in the risk of non-performance by the reinsurer	2	—	(2)	—	—	—
Reinsurance contract held net income (expense)	(2,062)	92	1,337	717	1	85
Insurance finance income (expenses) from reinsurance contracts held	41	5	7	(1)	(1)	51
Total changes recognized in income	(2,021)	97	1,344	716	—	136
Foreign currency translation	310	—	38	20	—	368
Total changes recognized in income and OCI	(1,711)	97	1,382	736	—	504
Cash flows:
Premiums paid	2,179	—	—	—	—	2,179
Amounts recovered from reinsurers	—	—	(1,508)	(705)	—	(2,213)
Other	(322)	—	171	3	—	(148)
Total cash flows	1,857	—	(1,337)	(702)	—	(182)
Investment component excluded from reinsurance contract held net income (expense)	(60)	—	32	28	—	—
Net balances, end of year	$3,506	$155	$434	$381	$17	$4,493
Reinsurance contract held assets, end of year	$5,403	$153	$364	$381	$17	$6,318
Reinsurance contract held liabilities, end of year	(1,897)	2	70	—	—	(1,825)
Net balances, end of year	$3,506	$155	$434	$381	$17	$4,493

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2023	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract held assets, beginning of year	$4,894	$18	$752	$450	$1	$6,115
Reinsurance contract held liabilities, beginning of year	(1,501)	—	(40)	(70)	8	(1,603)
Net balances, beginning of year	$3,393	$18	$712	$380	$9	$4,512
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(1,994)	38	1,300	580	7	(69)
Changes in the risk of non-performance by the reinsurer	24	—	(24)	—	—	—
Reinsurance contract held net income (expense)	(1,970)	38	1,276	580	7	(69)
Insurance finance income (expenses) from reinsurance contracts held	23	2	8	25	1	59
Total changes recognized in income	(1,947)	40	1,284	605	8	(10)
Foreign currency translation	(67)	—	(82)	(22)	—	(171)
Total changes recognized in income and OCI	(2,014)	40	1,202	583	8	(181)
Cash flows:
Premiums paid	2,268	—	—	—	—	2,268
Amounts recovered from reinsurers	—	—	(1,549)	(562)	—	(2,111)
Other	(165)	—	(30)	(2)	—	(197)
Total cash flows	2,103	—	(1,579)	(564)	—	(40)
Investment component excluded from reinsurance contract held net income (expense)	(69)	—	44	25	—	—
Dispositions (Note 3)	7	—	(22)	(105)	—	(120)
Net balances, end of year	$3,420	$58	$357	$319	$17	$4,171
Reinsurance contract held assets, end of year	$5,019	$56	$383	$319	$17	$5,794
Reinsurance contract held liabilities, end of year	(1,599)	2	(26)	—	—	(1,623)
Net balances, end of year	$3,420	$58	$357	$319	$17	$4,171
The tables in this section illustrate the effect on the Consolidated Statements of Financial Position of insurance contracts initially recognized during the period, excluding contracts measured using the PAA.
Insurance Contracts Issued

For the year ended December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(9,182)	$—	$(8,539)	$—	$(17,721)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	1,033	—	1,744	—	2,777
Other cash outflows	7,456	—	5,629	—	13,085
Risk adjustment	293	—	237	—	530
CSM	512	—	936	—	1,448
Total contracts initially recognized in the period (excluding acquisitions)	$112	$—	$7	$—	$119
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(1,186)	$—	$(92)	$—	$(1,278)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	101	—	21	—	122
Other cash outflows	1,076	—	70	—	1,146
Risk adjustment	121	—	8	—	129
Total onerous contracts	$112	$—	$7	$—	$119

For the year ended December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(9,564)	$—	$(6,181)	$—	$(15,745)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	1,009	—	1,277	—	2,286
Other cash outflows	7,804	—	3,953	—	11,757
Risk adjustment	260	—	253	—	513
CSM	552	—	707	—	1,259
Total contracts initially recognized in the period (excluding acquisitions)	$61	$—	$9	$—	$70
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(1,978)	$—	$(129)	$—	$(2,107)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	77	—	25	—	102
Other cash outflows	1,845	—	108	—	1,953
Risk adjustment	117	—	5	—	122
Total onerous contracts	$61	$—	$9	$—	$70
Reinsurance Contracts Held

For the year ended December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$275	$—	$289	$—	$564
Estimates of present value of future cash outflows:
Premiums and other expenses	(275)	—	(345)	—	(620)
Risk adjustment	82	—	38	—	120
CSM	(82)	—	18	—	(64)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$155	$—	$3	$—	$158
Estimates of present value of future cash outflows:
Premiums and other expenses	(145)	—	(3)	—	(148)
Risk adjustment	56	—	—	—	56
CSM	(66)	—	—	—	(66)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$43	$—	$1	$—	$44

For the year ended December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$264	$—	$85	$—	$349
Estimates of present value of future cash outflows:
Premiums and other expenses	(277)	—	(117)	—	(394)
Risk adjustment	70	—	32	—	102
CSM	(57)	—	—	—	(57)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$148	$—	$1	$—	$149
Estimates of present value of future cash outflows:
Premiums and other expenses	(147)	—	(1)	—	(148)
Risk adjustment	45	—	—	—	45
CSM	(46)	—	—	—	(46)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$34	$—	$1	$—	$35

Schedule of Changes in CSM by Reportable Segment
The following table shows the changes in CSM by reportable segment for insurance contracts issued:

For the year ended and as at December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$6,062	$1,162	$4,621	$—	$11,845
Changes recognized in income and OCI:
CSM recognized for services provided	(493)	(118)	(506)	—	(1,117)
Changes in estimates that adjust CSM	(1)	(101)	576	—	474
Contracts initially recognized in the year	512	—	936	—	1,448
Insurance finance (income) expenses from insurance contracts issued	(128)	10	21	—	(97)
Foreign currency translation	—	89	386	—	475
Net balances, end of year	$5,952	$1,042	$6,034	$—	$13,028

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$5,481	$1,296	$3,811	$382	$10,970
Changes recognized in income and OCI:
CSM recognized for services provided	(432)	(116)	(365)	(10)	(923)
Changes in estimates that adjust CSM	492	(128)	555	(5)	914
Contracts initially recognized in the year	552	—	707	—	1,259
Insurance finance (income) expenses from insurance contracts issued	(31)	20	4	(1)	(8)
Foreign currency translation	—	(29)	(91)	14	(106)
Dispositions	—	119	—	(380)	(261)
Net balances, end of year	$6,062	$1,162	$4,621	$—	$11,845
Reinsurance Contracts Held
The following table shows the changes in CSM by reportable segment for reinsurance contracts held:

For the year ended and as at December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$32	$9	$18	$—	$59
Changes recognized in income and OCI:
CSM recognized for services received	26	(5)	(3)	—	18
Changes in estimates that adjust CSM	(529)	151	18	—	(360)
Loss recoveries at initial recognition of onerous underlying contracts	43	—	1	—	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(46)	—	(1)	—	(47)
Contracts initially recognized in the year	(82)	—	18	—	(64)
Insurance finance income (expenses) from reinsurance contracts held	(4)	2	1	—	(1)
Foreign currency translation	—	9	4	—	13
Net balances, end of year	$(560)	$166	$56	$—	$(338)

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$(20)	$128	$(7)	$4	$105
Changes recognized in income and OCI:
CSM recognized for services received	—	(7)	1	2	(4)
Changes in estimates that adjust CSM	78	(113)	26	(7)	(16)
Loss recoveries at initial recognition of onerous underlying contracts	34	—	1	—	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(3)	—	(1)	—	(4)
Contracts initially recognized in the year	(57)	—	—	—	(57)
Insurance finance income (expenses) from reinsurance contracts held	—	1	—	—	1
Foreign currency translation	—	—	(2)	—	(2)
Dispositions	—	—	—	1	1
Net balances, end of year	$32	$9	$18	$—	$59

Schedule of Analysis of Insurance Revenue
Insurance revenue in the Consolidated Statements of Operations consists of the following:

For the years ended	Canada	U.S	Asia	Corporate	Total
December 31, 2024
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$3,084	$1,112	$637	$9	$4,842
Release of risk adjustment(1)	353	61	182	—	596
CSM recognized for services provided	493	118	506	—	1,117
Income taxes specifically chargeable to the policyholder	(6)	—	32	—	26
Amortization of insurance acquisition cash flows	190	—	151	—	341
Total insurance revenue for contracts not measured using the PAA	4,114	1,291	1,508	9	6,922
For contracts measured using the PAA:
Insurance revenue	4,664	11,005	46	—	15,715
Total insurance revenue	$8,778	$12,296	$1,554	$9	$22,637
December 31, 2023
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$2,924	$1,092	$655	$68	$4,739
Release of risk adjustment(1)	344	32	162	7	545
CSM recognized for services provided	432	116	365	10	923
Income taxes specifically chargeable to the policyholder	5	—	—	—	5
Amortization of insurance acquisition cash flows	90	—	112	—	202
Total insurance revenue for contracts not measured using the PAA	3,795	1,240	1,294	85	6,414
For contracts measured using the PAA:
Insurance revenue	4,370	10,481	91	—	14,942
Total insurance revenue	$8,165	$11,721	$1,385	$85	$21,356
(1)Expected claims and other expenses excludes investment components and amounts allocated to the loss component. Release of risk adjustment excludes amounts allocated to the loss component and amounts related to changes in the time value of money, which are recognized in Insurance finance income (expenses)
Schedule of Sensitivity to Changes in Non-Financial Assumptions
The following table sets out the estimated immediate impact on, or sensitivity of, the CSM and net income to certain instantaneous changes in the insurance and other non-financial assumptions used in the calculation of our insurance contract liabilities, based on a starting point and business mix as at December 31, 2024 and December 31, 2023. These sensitivities are calculated independently for each risk factor, generally assuming that all other risk variables stay constant. The estimates are illustrative and different starting points for best estimate assumptions, CSM balances and business mix will result in different estimated sensitivities. These sensitivities represent the Company's estimate of changes in best estimate assumptions that are reasonably likely based on the Company's and/or the industry's historical experience and industry standards and best practices as at December 31, 2024 and December 31, 2023.

The impact on CSM is attributable to insurance contracts measured under the GMA and VFA. For insurance contracts measured under the GMA, the impact flows through the CSM at locked-in discount rates. For insurance contracts measured under the VFA, the impact flows through the CSM at current discount rates.

The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under the GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured under the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured under the GMA.

As at December 31,	2024				2023
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder behaviour (10% increase / decrease, where adverse)	$(625)	$(800)	$25	$(25)	$(725)	$(950)	$100	$100
Life mortality rates (2% increase)	$(350)	$25	$(50)	$(75)	$(425)	$(75)	$25	$(25)
Annuity mortality rates (2% decrease)	$(200)	$(175)	$—	$—	$(175)	$(175)	$25	$—
Morbidity rates (5% incidence increase and 5% termination decrease)	$(250)	$(125)	$(250)	$(225)	$(225)	$(100)	$(200)	$(175)
Expenses (5% increase)	$(150)	$(150)	$(25)	$(25)	$(175)	$(175)	$—	$—

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates in China and India, which we account for on an equity basis.
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2024	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(79)	$206	Updates to reflect mortality and morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in Group Retirement Services and Individual Wealth in Canada, and the Philippines in Asia. These were partially offset by an unfavourable mortality impact in Individual Insurance in Canada.
Policyholder behaviour	(74)	(152)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in In-force Management in the U.S. and in Vietnam in Asia.
Expense	(36)	(26)	Updates to expenses in all jurisdictions.
Financial	10	62	Updates to various financial related assumptions.
Modelling enhancements and other	265	(60)	Various enhancements and methodology changes. The largest items were the favourable impact of refinements in the International and Hong Kong blocks in Asia, offset by the impact of a new reinsurance treaty in In-force Management in the U.S. that was favourable to net income but unfavourable to CSM.
Total (pre-tax)	$86	$30

For the year ended December 31, 2023	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(115)	$179	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuities in the U.S and Group Retirement Services in Canada. These were offset partially by adverse mortality in In-force Management in the U.S. Mortality updates impacting CSM favourably are funded at locked-in rates that are lower than current rates resulting in a negative net income impact. Additionally, favourable morbidity impacts in Group Benefits in the U.S. were largely offset by unfavourable morbidity updates in Sun Life Health in Canada.
Policyholder behaviour	(75)	(274)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in Individual Term and Universal Life in Canada, and in International, Hong Kong and Vietnam in Asia.
Expense	10	(171)	Updates to reflect higher costs related to IFRS 17 infrastructure and higher cost in Canada.
Financial	163	202	Updates to various financial related assumptions including the ultimate risk-free rate.
Modelling enhancements and other	107	382	Various enhancements and methodology changes. The largest items were favourable impacts from refinements to the modelling of guarantees for the Individual Par in Canada and International Universal Life in Asia, as well as modelling enhancements in Vietnam in Asia offset partially by a refinement in Group in Canada and to reinsurance and other provisions in Hong Kong in Asia.
Total (pre-tax)	$90	$318

Schedules of Insurance Contracts Issued and Reinsurance Contracts Held
The following tables illustrate the expected timing of CSM amortization into Insurance revenue for insurance contracts issued:

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2024
Within 1 year	$450	$104	$497	$—	$1,051
1-3 years	805	180	883	—	1,868
3-5 years	692	149	750	—	1,591
5-10 years	1,325	266	1,382	—	2,973
Over 10 years	2,680	343	2,522	—	5,545
Total	$5,952	$1,042	$6,034	$—	$13,028
As at December 31, 2023
Within 1 year	$476	$112	$387	$—	$975
1-3 years	848	194	677	—	1,719
3-5 years	726	162	571	—	1,459
5-10 years	1,378	294	1,075	—	2,747
Over 10 years	2,634	400	1,911	—	4,945
Total	$6,062	$1,162	$4,621	$—	$11,845
The following tables illustrate the expected timing of CSM amortization into net income (expense) for reinsurance contracts held:

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2024
Within 1 year	$52	$(15)	$(5)	$—	$32
1-3 years	92	(26)	(9)	—	57
3-5 years	77	(22)	(8)	—	47
5-10 years	138	(42)	(14)	—	82
Over 10 years	201	(61)	(20)	—	120
Total	$560	$(166)	$(56)	$—	$338
As at December 31, 2023
Within 1 year	$(2)	$(3)	$(1)	$—	$(6)
1-3 years	(3)	(4)	(2)	—	(9)
3-5 years	(3)	(3)	(2)	—	(8)
5-10 years	(7)	(2)	(4)	—	(13)
Over 10 years	(17)	3	(9)	—	(23)
Total	$(32)	$(9)	$(18)	$—	$(59)

Schedule of Measurement Components of Insurance Contract Balances
The following table shows the reconciliations of the CSM and the amount of insurance revenue recognized separately for insurance contracts issued that existed at the transition date to which the fair value transition approach was applied as described in Note 1. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA. Insurance revenue for all other contracts includes contracts issued after the transition date as well as all revenue from all contracts measured using the PAA.

For the years ended December 31,	2024		2023
	Fair value at Transition	All other contracts	Fair value at Transition	All other contracts
Contractual Service Margin:
Balances, beginning of year	$9,701	$2,144	$10,205	$765
Changes related to current service:
CSM recognized for services provided	(906)	(211)	(822)	(101)
Changes related to future service:
Changes in estimates that adjust CSM	506	(32)	703	211
Contracts initially recognized in the year	—	1,448	—	1,259
Insurance finance income (expenses) from insurance contracts issued	(147)	50	(39)	31
Foreign currency translation	329	146	(85)	(21)
Dispositions	—	—	(261)	—
Balances, end of year	$9,483	$3,545	$9,701	$2,144
Insurance revenue	$5,765	$16,872	$5,716	$15,640
The following table shows the reconciliations of the CSM separately for reinsurance contracts held that existed at the transition date to which the fair value transition approach was applied. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA.

For the years ended December 31,	2024		2023
	Fair value at Transition	All other contracts	Fair value at Transition	All other contracts
Contractual Service Margin:
Balances, beginning of year	$146	$(87)	$175	$(70)
Changes related to current service:
CSM recognized for services received	7	11	(11)	7
Changes related to future service:
Changes in estimates that adjust CSM	(344)	(16)	(22)	6
Loss recoveries at initial recognition of onerous underlying contracts	—	44	—	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(39)	(8)	3	(7)
Contracts initially recognized in the year	—	(64)	—	(57)
Insurance finance income (expenses) from reinsurance contracts held	—	(1)	2	(1)
Foreign currency translation	7	6	(2)	—
Dispositions	—	—	1	—
Balances, end of year	$(223)	$(115)	$146	$(87)

Schedule of Underlying Items for Insurance Contracts with Direct Participation Features
The composition and fair value of the underlying items for other insurance contracts with direct participation features included in the Consolidated Statements of Financial Position, are as follows:

As at December 31,	2024	2023
Cash, cash equivalents and short-term securities	$5,115	$3,529
Debt securities	26,349	23,668
Equity securities	6,877	4,790
Mortgages and loans	11,518	10,746
Derivative assets	211	250
Other financial invested assets	2,666	2,260
Investment properties	5,714	5,967
Total	$58,450	$51,210

Schedule of Insurance Service Expense

For the years ended December 31,	2024	2023
Incurred claims and other expenses(1)	$20,163	$16,853
Amortization of insurance acquisition cash flows	341	202
Insurance acquisition cash flows expensed as incurred	1,258	1,174
Changes related to future service (losses on onerous groups and reversals of such losses)	266	126
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,397)	95
Total insurance service expenses	$19,631	$18,450